Property and Equipment, net - Summary Of Property And equipment (Details) - BETTER THERAPEUTICS OPCO [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment		$ 255	$ 347
Less: accumulated depreciation		(166)	(164)
Property and equipment, net	$ 61	89	183
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		100	83
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 155	155
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			$ 109